United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-1704

(Investment Company Act File Number)

Federated American Leaders Fund, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  3/31/08

Date of Reporting Period:  Quarter ended 12/31/07

Item 1.                      Schedule of Investments
Federated American Leaders Fund, Inc.

Portfolio of Investments

December 31, 2007 (unaudited)

Shares			Value
		COMMON STOCKS--98.1%
		Consumer Discretionary--10.8%
64,600		Black & Decker Corp.	$4,499,390
6,089,800	[1]	Ford Motor Co.	40,984,354
1,432,100		Gannett Co., Inc.	55,851,900
1,065,300		Gap (The), Inc.	22,669,584
929,800		Leggett and Platt, Inc.	16,215,712
1,433,600		Time Warner, Inc.	23,668,736
		TOTAL	163,889,676
		Consumer Staples--13.0%
382,500		Coca-Cola Co.	23,474,025
881,900	[1]	Dean Foods Co.	22,805,934
403,300		General Mills, Inc.	22,988,100
2,643,300		Kraft Foods, Inc., Class A	86,250,879
2,685,200		Sara Lee Corp.	43,124,312
		TOTAL	198,643,250
		Energy--5.2%
168,400		Apache Corp.	18,109,736
489,300		Chevron Corp.	45,666,369
168,000		Exxon Mobil Corp.	15,739,920
		TOTAL	79,516,025
		Financials--14.6%
398,100		Ace Ltd.	24,594,618
894,700		American International Group, Inc.	52,161,010
927,238		Bank of America Corp.	38,257,840
831,100		Citigroup, Inc.	24,467,584
1,079,200		Freddie Mac	36,768,344
404,600		JPMorgan Chase & Co.	17,660,790
737,900		Wachovia Corp.	28,062,337
		TOTAL	221,972,523
		Health Care--21.2%
4,411,100	[1]	Boston Scientific Corp.	51,301,093
438,200		Bristol-Myers Squibb Co.	11,621,064
706,800		Cardinal Health, Inc.	40,817,700
353,200		Covidien Ltd.	15,643,228
801,500		Johnson & Johnson	53,460,050
2,058,800		Pfizer, Inc.	46,796,524
936,100		UnitedHealth Group, Inc.	54,481,020
131,000	[1]	Wellpoint, Inc.	11,492,630
821,900		Wyeth	36,319,761
		TOTAL	321,933,070
		Industrials--5.9%
323,100		3M Co.	27,243,792
449,400		Avery Dennison Corp.	23,881,116
533,400		Cintas Corp.	17,932,908
115,400		L-3 Communications Holdings, Inc.	12,225,476
384,700		Masco Corp.	8,313,367
		TOTAL	89,596,659
		Information Technology--16.6%
4,443,400		Alcatel SA, ADR	32,525,688
475,200	[1]	Computer Sciences Corp.	23,508,144
2,785,300	[1]	Dell, Inc.	68,267,703
347,500	[1]	Fiserv, Inc.	19,282,775
833,300	[1]	Lexmark International Group, Class A	29,048,838
1,223,300	[1]	Nortel Networks Corp.	18,459,597
1,904,600	[1]	Symantec Corp.	30,740,244
1,935,700	[1]	Xerox Corp.	31,338,983
		TOTAL	253,171,972
		Materials--2.0%
761,000		Dow Chemical Co.	29,998,620
		Telecommunication Services--7.0%
4,134,900		Sprint Nextel Corp.	54,291,237
902,942		Verizon Communications	39,449,536
340,800		Vodafone Group PLC, ADR	12,718,656
		TOTAL	106,459,429
		Utilities--1.8%
501,000		Duke Energy Corp.	10,105,170
907,000		NiSource, Inc.	17,133,230
		TOTAL	27,238,400
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,579,031,369)	1,492,419,624
		MUTUAL FUND--2.2%
32,625,625	[2,3]	Prime Value Obligations Fund, Institutional Shares, 4.86% (AT NET ASSET VALUE)	32,625,625
		TOTAL INVESTMENTS—100.3% (IDENTIFIED COST $1,611,656,994)[4]	1,525,045,249
		OTHER ASSETS AND LIABILITIES – NET—(0.3)%[5]	(4,345,167)
		TOTAL NET ASSETS—100%	$1,520,700,082

1	Non-income producing security.
2	Affiliated company.
3	7- Day net yield.
4
At December 31, 2007, the cost of investments for federal tax purposes was $1,611,656,994. The net unrealized depreciation of investments for federal tax purposes was $86,611,745. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $118,710,108 and net unrealized depreciation from investments for those securities having an excess of cost over value of $205,321,853.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2007.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities.  The Fund normally uses mid evaluations for other types of fixed income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

     The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Federated American Leaders Fund, Inc.

By                      /S/ Richard A. Novak

Richard A. Novak
Principal Financial Officer

Date                      February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                      /S/ J. Christopher Donahue_

J. Christopher Donahue
Principal Executive Officer

Date                      February 20, 2008

By                      /S/ Richard A. Novak__

Richard A. Novak
Principal Financial Officer

Date                      February 21, 2008